Non-Controlling Interests (Details) - Schedule of Financial Information Subsidiaries - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
ARB WMS [Member]
Assets and liabilities
Non-current assets
Current assets	RM 217,428	287,421
Current liabilities	(3,000)	(76,457)
Net assets	214,424	210,964
Results
Revenue
Profit for the financial year		(74,668)
Total comprehensive income/(loss)	3,460	(74,668)
Cash flows from/(used in) operating activities	(69,997)	187,421
Cash flows from/(used in)/from investing activities
Cash flows from/(used in) financing activities
Net (decrease)/increase in cash and cash equivalents	(69,997)	187,421
ARB Robotic Group [Member]
Assets and liabilities
Non-current assets		23,851,293
Current assets		407,717
Current liabilities		(324,263)
Net assets		23,934,747
Results
Revenue		6,090,000
Profit for the financial year		4,807,704
Total comprehensive income/(loss)		4,807,704
Cash flows from/(used in) operating activities		458,954
Cash flows from/(used in)/from investing activities
Cash flows from/(used in) financing activities		(74,327)
Net (decrease)/increase in cash and cash equivalents		384,627
ARB Distribution [Member]
Assets and liabilities
Non-current assets
Current assets	6,896,593	4,421,408
Current liabilities	(3,461,715)	(2,305,015)
Net assets	3,343,878	2,116,393
Results
Revenue		17,155,978
Profit for the financial year	20,143,250	(411,856)
Total comprehensive income/(loss)	(31,525)	(411,856)
Cash flows from/(used in) operating activities	105,708	602,859
Cash flows from/(used in)/from investing activities	10	890
Cash flows from/(used in) financing activities	2,600,000	2,591,295
Net (decrease)/increase in cash and cash equivalents	RM 2,705,718	RM 3,195,044